VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 91.2%
Automobiles & Components: 0.7%
Mahle-Metal Leve SA	27,950	$168,303
Banks: 1.1%
Inter & Co, Inc. (BDR) *	159,200	273,581
Capital Goods: 3.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	222,550	51,813
Armac Locacao Logistica E Servicos SA	50,200	114,000
Iochpe Maxion SA	71,102	168,340
Kepler Weber SA	35,900	125,582
Mills Estruturas e Servicos de Engenharia SA	80,500	153,902
Tupy SA *	38,750	185,170
		798,807
Commercial & Professional Services: 1.8%
Ambipar Participacoes e Empreendimentos SA	32,000	133,974
Boa Vista Servicos SA	119,800	178,455
Orizon Valorizacao de Residuos SA *	19,200	138,873
		451,302
Consumer Durables & Apparel: 8.4%
Cury Construtora e
Incorporadora SA	93,200	235,922
Cyrela Brazil Realty SA Empreendimentos e Participacoes	170,450	473,505
Direcional Engenharia SA	59,900	188,855
Ez Tec Empreendimentos e Participacoes SA	105,852	254,373
Grendene SA	144,150	204,488
Guararapes Confeccoes SA	61,650	52,303
MRV Engenharia e Participacoes SA	249,350	313,874
Vivara Participacoes SA	78,850	343,810
		2,067,130
Consumer Services: 6.5%
Afya Ltd. *	21,132	235,833
Anima Holding SA *	149,550	74,060
Arco Platform Ltd. * †	6,951	76,183
Arcos Dorados Holdings, Inc. †	66,375	511,752
Cogna Educacao *	1,021,900	377,029
Cruzeiro do Sul Educacional SA	54,100	22,415
YDUQS Participacoes SA	139,100	193,482
Zamp SA *	119,950	110,047
		1,600,801
Diversified Financials: 1.0%
Banco Modal SA *	117,600	37,124
BR Advisory Partners Participacoes SA	36,550	71,680
Vinci Partners Investments Ltd.	15,793	128,397
		237,201
Energy: 9.3%
3R Petroleum Oleo e Gas SA *	115,950	674,180
AES Brasil Energia SA	170,472	334,321
	Number of Shares	Value
Energy (continued)
Enauta Participacoes SA	57,850	$129,318
Karoon Energy Ltd. * †	384,114	551,684
Modec, Inc. *	14,700	155,591
Petroreconcavo SA	114,400	458,869
		2,303,963
Food & Staples Retailing: 1.7%
Cia Brasileira de Distribuicao (ADR) †	91,785	269,848
Dimed SA Distribuidora da Medicamentos	60,050	114,213
Empreendimentos Pague Menos SA *	60,907	37,239
		421,300
Food, Beverage & Tobacco: 9.1%
Adecoagro SA †	45,288	366,380
BrasilAgro - Co. Brasileira de Propriedades Agricolas	37,200	176,883
BRF SA (ADR) * †	432,274	553,311
Camil Alimentos SA	63,300	84,925
Jalles Machado SA	102,700	136,975
MARFRIG GLOBAL FOODS SA	239,600	313,892
Minerva SA	185,200	385,129
Tres Tentos Agroindustrial SA	90,050	216,932
		2,234,427
Health Care Equipment & Services: 5.8%
Alliar Medicos A Frente SA *	31,800	141,356
Fleury SA *	173,299	496,464
Hospital Mater Dei SA	44,400	68,766
Instituto Hermes Pardini SA	21,750	84,924
Odontoprev SA	177,440	385,096
Oncoclinicas do Brasil Servicos Medicos SA *	136,600	219,112
Qualicorp Consultoria e Corretora de Seguros SA	66,000	47,920
		1,443,638
Insurance: 0.7%
IRB Brasil Resseguros SA *	40,573	178,031
Materials: 6.1%
Cia Brasileira de Aluminio	138,400	206,981
Dexco SA *	255,300	296,178
ERO Copper Corp. * †	43,353	766,977
Irani Papel e Embalagem SA	74,800	127,214
Largo, Inc. * †	18,589	96,291
		1,493,641
Media & Entertainment: 0.4%
VTEX *	22,914	87,990
Pharmaceuticals, Biotechnology & Life Sciences: 0.5%
Blau Farmaceutica SA *	23,400	111,265
Real Estate: 8.5%
Aliansce Sonae Shopping Centers SA	331,194	1,150,058
BR Properties SA	2,541	117,503
Iguatemi SA	159,350	606,470
JHSF Participacoes SA	187,450	136,840

1

VANECK BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate (continued)
LOG Commercial Properties e Participacoes SA	27,450	$85,625
		2,096,496
Retailing: 2.7%
Grupo SBF SA	72,550	118,807
Pet Center Comercio e Participacoes SA	193,600	236,822
Via SA *	855,100	317,175
		672,804
Semiconductors & Semiconductor Equipment: 1.4%
SMART Global Holdings, Inc. * †	19,649	338,749
Software & Services: 2.2%
Clear Sale SA *	49,150	54,886
Locaweb Servicos de Internet SA 144A *	207,000	195,628
Sinqia SA *	46,600	144,716
Sonda SA	289,662	153,179
		548,409
Technology Hardware & Equipment: 0.4%
Ituran Location and Control Ltd.	2,502	54,494
Multilaser Industrial SA	154,900	41,869
		96,363
Telecommunication Services: 0.6%
Oi SA *	421,186	88,916
Unifique Telecomunicacoes SA	92,050	60,841
		149,757
Transportation: 9.6%
Azul SA (ADR) * †	65,509	468,389
EcoRodovias Infraestrutura e Logistica SA	242,690	248,031
Gol Linhas Aereas Inteligentes SA (ADR) * †	77,038	202,610
Hidrovias do Brasil SA *	302,300	128,234
Log-in Logistica Intermodal SA *	9,900	74,439
Movida Participacoes SA	92,100	147,005
Santos Brasil Participacoes SA	489,150	783,651
SIMPAR SA	219,100	323,347
		2,375,706
Utilities: 9.5%
Alupar Investimento SA	168,037	891,167
Cia de Saneamento de Minas Gerais *	138,038	428,402
Cia de Saneamento do Parana	219,400	783,935
Omega Energia SA *	126,602	238,544
		2,342,048
Total Common Stocks (Cost: $28,920,926)		22,491,712

PREFERRED SECURITIES: 8.7%
Banks: 2.8%
Banco ABC Brasil SA*	58,070	192,824
Banco do Estado do Rio Grande do Sul SA	140,650	277,501
	Number of Shares	Value
Banks (continued)
Banco Pan SA	230,850	$232,287
		702,612
Capital Goods: 1.6%
Marcopolo SA	307,659	193,028
Randon SA Implementos e Participacoes	129,800	192,327
		385,355
Consumer; Cyclical: 0.8%
ALPARGATAS SA PREF*	127,200	204,536
Energy: 1.9%
Raizen SA	828,800	466,036
Information Technology: 1.6%
Cia Ferro Ligas da Bahia	23,050	241,121
Taurus Armas SA	46,600	148,761
		389,882
Total Preferred Securities (Cost: $2,256,591)		2,148,421
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $31,177,517)		24,640,133

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 7.7%
Money Market Fund: 7.7% (Cost: $1,901,820)
State Street Navigator Securities Lending Government Money Market Portfolio	1,901,820	1,901,820
Total Investments: 107.6% (Cost: $33,079,337)		26,541,953
Liabilities in excess of other assets: (7.6)%		(1,866,921)
NET ASSETS: 100.0%		$24,675,032

2

Definitions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,987,984.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $195,628, or 0.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	18.3%	$4,509,038
Industrials	16.2	4,011,170
Utilities	10.9	2,676,369
Consumer Staples	10.8	2,655,727
Energy	9.8	2,435,678
Real Estate	8.5	2,096,496
Health Care	6.3	1,554,903
Materials	6.1	1,493,641
Financials	5.7	1,391,425
Information Technology	5.6	1,373,403
Communication Services	1.0	237,747
	0.8	204,536
	100.0%	$24,640,133

*	See Schedule of Investments for industry sector breakouts.
3